GENERAL	6 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
RADCOM Ltd. (the "Company") is an Israeli corporation which provides service assurance and customer experience management solutions for Communication Service Providers (“CSP”). The Company's solutions support the CSPs’ ongoing needs to monitor their networks (fixed and mobile) and assure the delivery of a quality service to their subscribers, both on virtual networks (“NFV”) and non-virtual networks. The Company specializes in solutions for next- mobile and fixed networks, including LTE, VoLTE, IMS, VoIP, WiFi, VoWiFi and mobile broadband. The Company’s comprehensive, carrier-grade solutions are designed for big data analytics on terabit networks, and are used to enhance customer care management, network operations, engineering capabilities, network service management, network planning and marketing. The Company’s shares (the “Ordinary Shares”) are listed on the NASDAQ Capital Market under the symbol “RDCM”.

In February 2014, the Company's MaveriQ solution, a software probe based solution, which replaced the OmniQ solution, a hardware-based solution, officially launched and sales commenced. Since 2015, the Company enhanced its research and development efforts in developing solutions to support NFV and remove dependencies from proprietary hardware-based devices.

The Company has wholly-owned subsidiaries in the United States and Brazil, that are primarily engaged in the sales, marketing, deployment and customer support of the Company's products in North America and Brazil, respectively. The Company also has a wholly owned subsidiary in India, which primarily provides marketing services and customer support services worldwide.

b.
The Company has an accumulated deficit of $56,644 as of June 30, 2017. In addition, during the six month period ended June 30, 2017, the Company generated negative cash flow of $7,021 from its operating activities. The Company believes that its existing capital resources and expected cash flows from operations will be adequate to satisfy its expected liquidity requirements at least for the next 12 months.

c.
In December 2015, the Company entered to a multi-year sales agreement with Amdocs Software Systems Limited (“Amdocs”) for the resale of MaveriQ to AT&T, a leading North American Tier-1 telecom operator (the “AT&T Engagement”). During 2016 and 2017, the Company signed expansion agreements, as well as multi-year maintenance agreements with Amdocs in connection with the AT&T Engagement. During the six month periods ended June 30, 2017 and 2016, the Company recognized revenues in amount of $8,614 and $11,424 pursuant to the AT&T Engagement and its related amendments, which represent approximately 51% and 83% of the total consolidated revenues of the Company, respectively. (See also Note 8c).

The Company depends on a limited number of contract customers for selling its solution. If these customers become unable or unwilling to continue to buy the Company's solution, it could adversely affect the Company's results of operations and financial position. The loss of any significant customer, a significant decrease in business from any such customer or a reduction in customer revenue due to adverse changes in the market, economic or competitive conditions or other factors could have a material adverse effect on the company’s business, results of operations and financial condition.

d.	Follow-on Public Offering:

On May 4, 2016, a "shelf" registration statement covering the public sale of up to $50,000 of the Company’s Ordinary Shares was declared effective by the U.S. Securities and Exchange Commission ("SEC").

On May 25, 2016, the Company closed its follow-on public offering at a price of $11.00 per share. Upon the closing of the follow-on public offering, the Company issued 2,090,909 Ordinary Shares, which included 272,727 Ordinary Shares sold pursuant to the underwriters’ exercise of the overallotment option to purchase additional Ordinary Shares, for total consideration of approximately $21,279, net of underwriting discounts, commissions and other offering expenses of $1,721 payable by the Company.